Financial Risk Management (Details 4) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 CHF (SFr)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 AED (د.إ)	Mar. 31, 2018 HKD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 AED (د.إ)	Mar. 31, 2017 HKD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	$ 3,835	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0	$ 5,180	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Credit exposure	11,310	0	0	66	8	0	0	11,226	0	0	44	(1)	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	(10,076)	0	(1)	(29)	0	(57)	(2)	(10,949)	(4)	(1)	(110)	(10)	(38)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	(20,005)	0	0	0	0	0	0	(29,374)	0	0	0	0	0	0
Net balance sheet [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	$ (14,951)	$ 0	SFr (1)	€ 37	£ 8	د.إ (57)	$ (2)	$ (23,917)	$ (4)	SFr (1)	€ (66)	£ (11)	د.إ (38)	$ 0